Other Payables (Tables)	12 Months Ended
Mar. 31, 2024
Other Payables [Abstract]
Schedule of Other Payables	The components of other payables are as follows:
	As of March 31,
Other payables	2023	2024	2024
	S$	S$	US$
Current
Accrued expenses	426,693	2,129,153	1,580,076
Accrued expenses - IPO	—	891,819	661,832
Other payables	2,944	37,809	28,059
	429,637	3,058,781	2,269,967